American Century Growth Funds, Inc.

PROSPECTUS SUPPLEMENT

LEGACY FOCUSED LARGE CAP FUND
LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

SUPPLEMENT DATED JUNE 4, 2007 * Prospectus dated December 1, 2006

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAMS ON PAGE 10.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the funds is identified below.

JOHN T. SMALL JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 2007. He joined American Century in May 1991 and became a portfolio manager in February 1999. He has a bachelor's degree in zoology from Rockford College, a master's degree in laser optics physics from the Air Force Institute of Technology, and an MBA from Baker University.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55246 0706

American Century Growth Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

LEGACY FOCUSED LARGE CAP FUND
LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

SUPPLEMENT DATED JUNE 4, 2007 * Statement of Additional Information dated
December 1, 2006

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED INFORMATION ON PAGE 41.

OTHER ACCOUNTS MANAGED (AS OF MAY 29, 2007)
----------------------------------------------------------------------------------------
                                     REGISTERED
                                     INVESTMENT                         OTHER ACCOUNTS
                                     COMPANIES                          (E.G., SEPARATE
                                     (E.G., OTHER     OTHER POOLED      ACCOUNTS AND
                                     AMERICAN         INVESTMENT        CORPORATE
                                     CENTURY FUNDS    VEHICLES (E.G.,   ACCOUNTS
                                     AND AMERICAN     COMMINGLED        INCLUDING
                                     CENTURY -        TRUSTS AND        INCUBATION
                                     SUBADVISED       529 EDUCATION     STRATEGIES AND
                                     FUNDS)           SAVINGS PLANS)    CORPORATE MONEY)
----------------------------------------------------------------------------------------
Legacy Focused Large Cap
----------------------------------------------------------------------------------------
John T. Small Jr. Number of Other    4                0                 3
                  Accounts Managed
                  ----------------------------------------------------------------------
                  Assets in Other    $213,641,947     N/A               $1,724,437
                  Accounts Managed
----------------------------------------------------------------------------------------
Legacy Large Cap
----------------------------------------------------------------------------------------
John T. Small Jr. Number of Other    4                0                 3
                  Accounts Managed
                  ----------------------------------------------------------------------
                  Assets in Other    $222,512,574     N/A               $1,724,437
                  Accounts Managed
----------------------------------------------------------------------------------------
Legacy Multi Cap
----------------------------------------------------------------------------------------
John T. Small Jr. Number of Other    4                0                 3
                  Accounts Managed
                  ----------------------------------------------------------------------
                  Assets in Other    $198,422,830     N/A               $1,724,437
                  Accounts Managed
----------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES INFORMATION ON PAGE 43.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Legacy Focused Large Cap
  John T. Small Jr.                   A
--------------------------------------------------------------------------------
Legacy Large Cap
  John T. Small Jr.                   A
--------------------------------------------------------------------------------
Legacy Multi Cap
  John T. Small Jr.                   A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55247 0706